Trade and Other Receivables (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Scenario Statement [Line Items]
VAT receivables sold amount	$ 5.5
Asset sold factor rate	5.00%
Scenario, Plan [Member]
Scenario Statement [Line Items]
VAT receivables sold amount	$ 0.9